Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 468.26
Total Fee Amount	468.26
Total Transaction Valuation	3,390,732.39
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A